Share-Based Compensation (Schedule Of Share And Dividend Equivalent Share Award Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share equivalents, Beginning Balance	232,921	[1]	119,194	[1]	67,361	[1]
Number of share equivalents, Granted	119,038	[1]	131,099	[1]	58,124	[1]
Number of share equivalents, Forfeited share equivalents	(10,949)	[1]	(5,917)	[1]	(1,250)	[1]
Number of share equivalents, Vested share equivalents	(22,281)	[1]	(11,455)	[1]	(5,041)	[1]
Number of share equivalents, Ending Balance	318,729	[1]	232,921	[1]	119,194	[1]
Dividend equivalents, Beginning Balance	8,942		3,741		1,886
Dividend equivalents, Granted	9,152		6,152		2,847
Dividend equivalents, Forfeited share equivalents	(367)		(179)		(9)
Dividend equivalents, Vested share equivalents	(1,692)		(772)		(983)
Dividend equivalents, Ending Balance	16,035		8,942		3,741
Total share equivalents, Beginning Balance	241,863		122,935		69,247
Total share equivalents, Granted	128,190		137,251		60,971
Total share equivalents, Forfeited share equivalents	(11,316)		(6,096)		(1,259)
Total share equivalents, Vested share equivalents	(23,973)		(12,227)		(6,024)
Total share equivalents, Ending Balance	334,764		241,863		122,935
Value of share equivalents, Beginning Balance	$ 11,924,000		$ 7,269,000		$ 3,726,000
Value of share equivalents, Granted	6,297,000		6,766,000		3,605,000
Value of share equivalents, Forfeited share equivalents	556,000		301,000		74,000
Value of share equivalents, Vested share equivalents	1,180,000		622,000		356,000
Value of share equivalents, Ending Balance	$ 16,444,000		$ 11,924,000		$ 7,269,000
Market price of Company's stock	$ 49.12		$ 49.30		$ 59.13

[1]	Except for vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company's stock at the end of the respective periods. The market price of the Company's stock was $49.12, $49.30, and $59.13 on December 31, 2012, 2011, and 2010, respectively.